UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2007

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-488-4641
Signature, Place, and date of signing:

	James P. Record	Boston, MA	August 13, 2007

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		2

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	$145,850,000


List of Other Included Managers:

	No.	13F File Number	Name
				TW Asset Management LLC
         Thomas Weisel Capital Management LLC

FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMT     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN       SOLE    SHARED    NONE
ALLIANCE DATA SYS  COM             018581108        13114     169700          SOLE           0             169700
APPLIED MATERIALS ICOM             038222105          119       6000          SOLE        6000                  0
Arch Cap Group     COM             G0450A105        39195     540329          SOLE           0             540329
Aspreva Pharma CorpCOM             04538T109          892      51538          SOLE           0              51538
Caterpiller Inc    COM             149123101          101       1500          SOLE        1500                  0
Centennial Com CorpCOM             15133V208         7752     816825          SOLE           0             816825
Cheveron Corp      COM             166764100          126       1500          SOLE        1500                  0
Cisco Systems Inc  COM             17275R102          139       5000          SOLE        5000                  0
Disney Co          COM             254687106          109       3200          SOLE        3200                  0
eBay Inc           COM             278642103          113       3500          SOLE        3500                  0
Fibertower         COM             31567R100          456     105412          SOLE           0             105412
Finisar            COM             31787A101         1529     404563          SOLE           0             404563
Gmarket Inc        ADR             38012G100         1325      68176          SOLE           0              68176
Greenfield Online ICOM             395150105         1341      84261          SOLE       84261                  0
Hansen Medical     COM             411307101        36884    1952548          SOLE     1765055             187493
Hewlett Packard    COM             428236103          134       3000          SOLE        3000                  0
IDM Pharma Inc     Com             449394105          847     297189          SOLE           0             297189
IBM                COM             459200101          105       1000          SOLE        1000                  0
Irobot             COM             462726100         613       30879          SOLE           0              30879
Johnson & Johnson  COM             478160104         154        2500          SOLE        2500                  0
Nuance Comm Inc    COM             67020Y100         173       10326          SOLE         450               9876
Occam Networks     COM             67457P309        4720      472987          SOLE           0             472987
Optionsxpress      COM             684010101         765       29797          SOLE           0              29797
Packaging Corp     COM             695156109        5138      203023          SOLE      203023                  0
Paetec Holdings    COM             695459107       18015     1595677          SOLE           0            1595677
Qualcomm Inc       COM             747525103         152        3500          SOLE        3500                  0
Quest Software Inc COM             74834T103         663       40970          SOLE           0              40970
Savvis             COM             805423308       10536      212809          SOLE           1             212809
Volcano Corp       COM             928645100         506       25041          SOLE           0              25041
Yahoo              COM             984332106         134       4952           SOLE           0               4952